STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued	3,474,972	2,778,061	806,208
Common stock, shares outstanding	3,474,972	2,778,061	806,208
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Preferred stock, shaes authorized	10,000,000	10,000,000	10,000,000
Proceeds from issuance of common stock	$ 2,516,900	$ 1,595,750	$ 291,600
Options to purchase common stock		31,389	35,000
Stock price	$ 1.00
Illiquidity discount		75.00%	75.00%
Expected dividend yield		0.00%	0.00%
Annualized volatility		241.00%	268.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		312.00%	364.00%
Risk-free interest rate		3.88%	3.42%
Risk-free interest rate		4.64%	4.73%
Issuance of warrants	$ 0	$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share options granted during the period	113,782
Number of restricted share options granted time vest	8,984
Vesting percentage	25.00%
Number of restricted stock Issued during period, value	$ 1,005,384
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price		$ 8.88	$ 7.80
Strike price		$ 0.12	$ 0.12
Expected term		5 years	5 years
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price		$ 12.00	$ 25.20
Strike price		$ 12.00	$ 12.00
Expected term		10 years	10 years
Officers and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase common stock		17,500	35,000
Proceeds from issuance		$ 41,938	$ 115,038
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights	the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	696,911
Number of shares new issues	448,759	250,764	68,932	154,469
Proceeds from issuance of common stock		$ 1,595,750	$ 612,300